SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Gains (Losses) Were Recorded In Consolidated Statements Of Comprehensive Loss.
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$(429)	$(365)	$72
Research and development	(2,563)	(1,709)	331
Sales and marketing	(741)	(614)	129
General and administrative	(1,264)	(783)	137
Total	$(4,997)	$(3,471)	$669

Schedule of property and equipment depreciation rates
%

Software, computers and peripheral equipment	33
Office furniture and equipment	10-33
Capitalized software development costs	33
Leasehold improvement	By the shorter of remaining lease term or estimated useful life of the asset

Schedule of deferred contract acquisition costs
	Year ended December 31,
	2023	2022	2021
Beginning balance	$66,397	$56,374	$29,729
Additions to deferred contract acquisition costs	19,477	33,711	41,396
Amortization of deferred contract acquisition costs	(28,814)	(23,688)	(14,751)
Ending balance	$57,060	$66,397	$56,374
Deferred contract acquisition costs (to be recognized in next 12 months)	$26,793	$26,287	$20,405
Deferred contract acquisition costs, non-current	$30,267	$40,110	$35,969